Document and Entity Information	Nov. 30, 2024
Prospectus [Line Items]
Registrant Name	DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS
Registrant CIK	0000875610
SEC Form	485BPOS
Period end date	Nov. 30, 2024
Investment Company Type	N-1A
Amendment Flag	false